As filed with the U.S. Securities and Exchange Commission on November 22, 2022

Securities Act File No. 333-236575

Investment Company Act File No. 811-23511

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

BLACKROCK ETF TRUST II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST II

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Margery K. Neale, Esq.	Janey Ahn, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 22, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

This filing relates solely to BlackRock China Bond ETF.

Explanatory Note

This Post-Effective Amendment No. 15 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 17 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 22, 2022, the effectiveness of the registration statement for BlackRock China Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 3 on January 27, 2022, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 15 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 22, 2022.

BLACKROCK ETF TRUST II (REGISTRANT)
ON BEHALF OF
BLACKROCK CHINA BOND ETF

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 22, 2022
(John M. Perlowski)

/s/ TRENT WALKER	Chief Financial Officer (Principal Financial and Accounting Officer)	November 22, 2022
(Trent Walker)

CYNTHIA L. EGAN*	Trustee
(Cynthia L. Egan)

FRANK J. FABOZZI*	Trustee
(Frank J. Fabozzi)

LORENZO A. FLORES*	Trustee
(Lorenzo A. Flores)

STAYCE D. HARRIS*	Trustee
(Stayce D. Harris)

J. PHILLIP HOLLOMAN*	Trustee
(J. Phillip Holloman)

R. GLENN HUBBARD*	Trustee
(R. Glenn Hubbard)

W. CARL KESTER*	Trustee
(W. Carl Kester)

CATHERINE A. LYNCH*	Trustee
(Catherine A. Lynch)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ JANEY AHN
(Janey Ahn, Attorney-In-Fact)	November 22, 2022